December 4, 1997



Office of Records
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497

Re:  General Government Securities Money Market Fund, Inc.
     Registration Statement File No.: 2-77207
     CIK No. 702172


Dear Sir/Madam:

     The 497 filing made under CIK# 702172 and accession number 703153-97-000012, filed on December 4, 1997 should be disregarded.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6785.


                                                                 Very truly
                                                  yours,



                                                                 Lawrence T.
                                                  Shepps



LTS:kwm
Enclosure

cc:  J. Farragher
     Stroock & Stroock & Lavan LLP
     Ernst & Young LLP